Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Notes Payable

NOTE – 3 NOTES PAYABLE

The Company made principal payments of $106,094 on outstanding notes payable during the nine months ended September 30, 2013.

In addition, the Company sold the GMC Sierra in amount of $24,284 on May 2, 2013 to Day Chevrolet and paid off the lease at that time.

NOTE – 5 NOTES PAYABLE

As of December 31, 2012 and 2011, the Company had notes payable of $219,946 and $313,476, respectively, from various local banks. The detailed terms were set forth as follows:

	As of December 31,
	2012	2011

2008 GMC Sierra 3500, 8.99% annual interest, due on May 7, 2014	$18,497	$25,702

Dollar Bank, 10.27% annual interest, due on October 1, 2013	6,475	13,858

AFCO, 5.45% annual interest, due on September 1, 2012 and November 19, 2012	--	34,618

SBA Guaranteed Loan, 6.5% annual interest, in default as of December 31, 2012	194,974	239,298
Total notes payable	$219,946	$313,476
Less: Current portion of notes payable	(211,049)	(97,656)
Total long-term notes payable	$8,897	$215,820

Accordingly, the Company recorded interest expenses of $18,205 and $13,128 during the years ended December 31, 2012 and 2011, respectively.

Future minimum payments related to our notes payable as of December 31, 2012, for the next five years and the total amount thereafter are as follows.

Year ending December 31,
2013	$9,600
2014	8,897
2015	-
2016	-
2017	-
Thereafter	-
$18,497